Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of sensitivity analysis of the company's assets

		Impact of a 5%
	Fair Value as of	change in
(in thousands of euros)	December 31, 2022	fair value
Cash and cash equivalents dominated in US Dollar	33,310	(1,586)